Interest and Other Financial Expenses	3 Months Ended
Mar. 31, 2026
Interest and Other Financial Expenses [Abstract]
Interest and Other Financial Expenses

21. Interest and Other Financial Expenses

	March 31, 2026	March 31, 2025

Bank fees	(20,899)	(7,184)
Cost of Funding (1)	(915,470)	(599,131)
Derivative financial instruments	(289,662)	(14,899)
Others	(29,905)	(18,706)
Total	(1,255,936)	(639,920)

(1)	The cost of funding is mainly related to the interest expenses paid to customers who deposit funds in CDBs, which are used as funding for the Company’s assets. Management monitors these expenses, and they are directly associated with the funding of investments, loans and operations.